CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common dividends declared (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01